BASIS OF PRESENTATION (Details Narrative)	1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Feb. 14, 2020 USD ($)	Jun. 30, 2020 USD ($) $ / shares	Jun. 30, 2019 USD ($)	Jun. 30, 2020 USD ($) $ / shares shares	Jun. 30, 2019 USD ($)	Dec. 31, 2019 USD ($) Kiosks	Dec. 31, 2018 USD ($) Kiosks	May 31, 2020 USD ($)	Jan. 02, 2019 USD ($)
Basis Of Presentation (Textual)
Cash, FDIC insured amount						$ 250,000
Convertible notes payable		$ 5,563,538		$ 5,563,538		428,000
Revenue				1,114,908		2,488,624	$ 3,759,635
Accumulated deficit		(94,234,462)		(94,234,462)		(86,935,593)	(76,435,235)
Loss from operations		(2,806,621)	$ (2,084,538)	(5,479,229)	$ (4,252,912)	(10,085,749)	(9,323,219)
Impairment of long lived assets							149,000
Inventory valuation allowance						236,000	353,000
Deferred revenue contract liability						137,000	236,000
Revenue from new platform						13,000	5,000
Deferred commission						5,000
Deferred contract costs		$ 3,750		3,750
Operating lease right-of-use assets						426,060			$ 514,000
Deferred revenue payments received in advance						288,000
Research and development cost							687,000
Accounts payable and accrued expenses						$ 5,000
Subsequent event, description	The Company, entered into Securities Purchase Agreements with several accredited investors (the "2020 Note Investors") providing for the sale by the Company to the 2020 Note Investors of 15% Senior Secured Convertible Notes in the aggregate amount of $1,510,000 (the "2020 Notes"). Philip D. Beck, Chief Executive Officer and Chairman of the Board, invested $50,000 in consideration of a 2020 Note in the principal amount of $50,000 payable by a deduction from his salary. Theodore Stern, a director of the Company, invested $50,000 in consideration of a 2020 Note in the principal amount of $50,000. Herbert Selzer invested $100,000 in consideration of a 2020 Note in the principal amount of $100,000. Mr. Selzer provided $50,000 on the closing date and has agreed to provide the balance of the funding on or prior to April 30, 2020.					If the Company prepays all or a portion of the 2020 Note prior to the one-year anniversary of the 2020 Note issuance date (the ("2020 Note Anniversary"), then the Company will be required to pay interest on the principal prepaid through the 2020 Note Anniversary. Further, upon maturity or in the event of default and/or bankruptcy of the 2020 Notes, the Company will be required to pay 150% of the principal due under the 2020 Notes.
Notes payable percentage						15.00%
Convertible Notes the principal amount, description						At the option of the 2020 Note Investors, they may at any time convert the 2020 Notes. The amount of shares delivered shall be equal to 150% of the amount of the principal converted divided by the conversion price of $0.20 per share. Following the 2020 Note Anniversary, the Company may require that the 2020 Note Investors convert all or a portion of the 2020 Notes, if the Company's volume weighted average price for any preceding 20-day period is equal to or greater than $0.30.
Software developed						$ 3,100,000	700,000
Net assets						155,000
Finance lease good will mpairment loss						1,517,000
Assets and Impairment loss total						1,672,000
Goodwill impairment loss				$ 1,035,000		1,517,000
Loans receivable								$ 485,000
Share per value | $ / shares		$ 0.06		$ 0.06
Share value						2,928,312	$ 8,951,929
Warrant exercise price | $ / shares		$ 0.06		$ 0.06
Stock subscription receivable		$ 965,033		$ 965,033
Cash proceeds				283,950
Warrants value				1,249,000
Deferred revenue liability		454,000		454,000		425,000
Deferred revenue		$ 454,000		$ 454,000		$ 425,000
Accredited Investors June 2020 [Member]
Basis Of Presentation (Textual)
Number of common stock purchased, shares | shares				3,441,558
Share per value | $ / shares		$ 0.06		$ 0.06
Share value				$ 200,000
Senior Secured Convertible Notes [Member]
Basis Of Presentation (Textual)
Senior secured convertible notes interest rate	15.00%
Senior secured convertible notes aggregate amount	$ 1,510,000
Cash fee	$ 104,800
Minimum [Member]
Basis Of Presentation (Textual)
Property and equipment, estimated useful life						3 years
Maximum [Member]
Basis Of Presentation (Textual)
Property and equipment, estimated useful life						5 years
Notes Mature February 28, 2022 [Member]
Basis Of Presentation (Textual)
Notes payable percentage						150.00%
Notes Payable [Member]
Basis Of Presentation (Textual)
Fair value of notes payable						$ 2,013,000
Carrying value						1,976,000
Convertible notes payable						$ 428,000
Principal converted amount						150.00%
Aggregate principal amount						$ 1,500,000
Convertible Notes the principal amount, description						The aggregate principal amount of all the 2020 Notes being not less than $1,500,000, the 2020 Note Investors are entitled to nominate and the Company will not unreasonably reject the appointment of a new member to the Company's Board of Directors. The Company and FIN Holdings, Inc. and ID Solutions, Inc., two of the Company's subsidiaries, entered into a security agreement with the 2020 Note Investors, the holders of the 8% Convertible Notes in the principal amount of $428,000 issued December 2019 (the "8% Notes") and the Theodore Stern Revocable Trust (the "Stern Trust"), which is the holder of the Promissory Note in the principal amount of $2,000,000 (the "Stern Note"). The security agreement provides that until the principal and accrued but unpaid interest under the 2020 Notes, 8% Notes and Stern Note is paid in full or converted pursuant to their terms, the Company's obligations under the 2020 Notes, 8% Notes and Stern Note will be secured by a lien on all assets of the Company. The security interest granted to the holders of the 2020 Notes, 8% Notes and Stern Note ranks pari passu. The security agreement permits sales of assets up to a value of $1,000,000 which proceeds may be used for working capital purposes and the secured parties will take such steps as may be reasonably necessary to release its security interest and enable such sales in such circumstances. Each of the secured parties appointed Mr. Stern and a third-party investor as joint collateral agents. Mr. Stern, a director of the Company, is the trustee of the Stern Trust. Further, the Company and the Stern Trust entered an Amended and Restated Promissory Note (the "Restated Stern Note") providing that the $2,000,000 principal of the Stern Note will be due and payable on the same terms (bearing interest at 15% per annum) and on the same maturity date as the 2020 Notes and that the interest due under the Stern Note as of January 31, 2020 in the amount of $662,000 will remain due and payable on the same terms as exist in the Stern Note prior to modification provided that the maturity of such interest shall be extended to the same maturity date as the 2020 Notes. The Company and the holders of the 8% Notes entered into an amendment agreement pursuant to which that the principal and interest due under the 8% Notes will remain due and payable on the same terms as exist in the 8% Notes prior to modification, save that the maturity shall be extended to the same maturity date as the 2020 Notes. A securities purchase agreement for $50,000 in 8% Notes was cancelled by mutual consent reducing the principal amount of the 8% Notes from $478,000 to $428,000. In connection with this private offering, the Company paid Network 1 Financial Securities, Inc., a registered broker-dealer, a cash fee of approximately $104,800. In February 2020, the Company offered all warrant holders holding warrants to purchase shares of Company common stock issued in July 2015 ("2015 Warrants") the right to extend the term of the 2015 Warrants for a period of two years, subject to an increase in the Exercise Price (as defined therein) to $0.06 per share, providing that such warrant holders invested a minimum $100,000 in the 2020 Note private offering. As a result, a portion of the 2015 Warrant holders participated in the 2020 Note offering and the Company extended the exercise period until February 2022 of 2015 Warrants representing the right to acquire 6,385,000 shares of common stock. Mr. Selzer holds 880,000 2015 Warrants, which were also extended as a result of his investment.
Direct Financing Lease Arrangements [Member]
Basis Of Presentation (Textual)
Number of kiosks | Kiosks						78	78
Direct financing lease, imputed interest rate						10.70%	10.70%
COLOMBIA [Member]
Basis Of Presentation (Textual)
Cash held by acquiry						$ 94,000
COLOMBIA [Member] | Revenues [Member] | Customer [Member]
Basis Of Presentation (Textual)
Percentage of concentration risk						18.00%	12.00%
COLOMBIA [Member] | Revenues [Member] | Four Customers [Member]
Basis Of Presentation (Textual)
Percentage of concentration risk						89.00%	89.00%
COLOMBIA [Member] | Accounts Receivable [Member] | Customer [Member]
Basis Of Presentation (Textual)
Percentage of concentration risk						26.00%	51.00%
North American [Member]
Basis Of Presentation (Textual)
Revenue from operations						$ 600,000	$ 1,900,000
South African [Member]
Basis Of Presentation (Textual)
Revenue from operations						500,000	500,000
South Africa [Member]
Basis Of Presentation (Textual)
Cash held by acquiry						279,000
Revenue from operations						$ 1,500,000	$ 1,400,000
South Africa [Member] | Revenues [Member] | Customer [Member]
Basis Of Presentation (Textual)
Percentage of concentration risk							37.00%
South Africa [Member] | Accounts Receivable [Member] | Customer [Member]
Basis Of Presentation (Textual)
Percentage of concentration risk						70.00%	46.00%
British Banks [Member]
Basis Of Presentation (Textual)
Cash held by acquiry						$ 2,000
United States [Member]
Basis Of Presentation (Textual)
Percentage of concentration risk						25.00%
United States [Member] | Revenues [Member] | Customer [Member]
Basis Of Presentation (Textual)
Percentage of concentration risk						57.00%	14.00%
United States [Member] | Accounts Receivable [Member] | Customer [Member]
Basis Of Presentation (Textual)
Percentage of concentration risk						4.00%	3.00%
ZIMBABWE [Member] | Revenues [Member] | Customer [Member]
Basis Of Presentation (Textual)
Percentage of concentration risk						5.00%	37.00%